Note 10 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Note 10 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Life (yrs)	Weighted Average Price	Shares	Weighted Average Price
$0.00 to $20.00	367,000	6.04	$15.60	366,000	$15.63
$20.01 to $1,000.00	11,000	3.78	154.12	11,000	154.12

	378,000	5.97	$19.59	377,000	$19.67

Schedule of Other Share-based Compensation, Activity [Table Text Block]
Description	Shares	Weighted Average Exercise Price
Warrants issued in connection with equity offering	20,908,726	$0.62
Warrants issued in connection with debt agreement	450,000	0.58
Warrants issued for services	102,844	3.18
	21,461,570	$0.63

Employee Stock Option [Member]
Note 10 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Avg.
	Shares	Exercise Price
Balance, December 31, 2012	486,000	$47.20

2013
Granted	-	-
Cancelled/Expired	(25,000)	151.70
Balance, December 31, 2013	461,000	$19.69

2014
Granted	-	-
Cancelled/Expired	(83,000)	20.21
Balance, December 31, 2014	378,000	$19.59

Stock Options And Warrants - Nonemployees [Member]
Note 10 - Share-based Compensation (Tables) [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted avg.
	Shares	exercise price
Balance, December 31, 2012	22,000	$99.80

2013
Granted	-	-
Cancelled	(1,000)	893.69
Balance, December 31, 2013	21,000	$28.40

2014
Granted	-	-
Cancelled	-	-
Balance, December 31, 2014	21,000	$28.40